iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.9%
Lockheed Martin Corp. ..................... 685,734 $ 333,733,023
a
Air Freight & Logistics  — 2.0%
CH Robinson Worldwide, Inc.
(a)
............... 261,771 25,580,262
Expeditors International of Washington, Inc. ....... 455,067 44,528,306
United Parcel Service, Inc., Class B ............ 1,684,754 282,651,179
352,759,747
a
Beverages  — 2.9%
Brown-Forman Corp., Class B, NVS
(a)
........... 458,748 31,194,864
Coca-Cola Co. (The) ...................... 6,736,708 403,191,974
Monster Beverage Corp.
(b)
................... 776,857 72,807,038
507,193,876
a
Biotechnology  — 1.5%
Regeneron Pharmaceuticals, Inc.
(b)
............. 206,763 154,813,796
Vertex Pharmaceuticals, Inc.
(b)
................ 337,635 105,342,120
260,155,916
a
Building Products  — 0.2%
A O Smith Corp. ......................... 297,827 16,314,963
Allegion PLC ............................ 226,868 23,768,960
40,083,923
a
Capital Markets  — 10.3%
Ameriprise Financial, Inc. ................... 578,476 178,818,501
Blackstone, Inc., NVS ...................... 3,629,005 330,747,516
Coinbase Global, Inc., Class A
(a)(b)
.............. 1,042,552 69,069,070
FactSet Research Systems, Inc. ............... 181,513 77,231,966
MarketAxess Holdings, Inc. .................. 179,588 43,826,655
Moody's Corp. ........................... 908,517 240,638,898
S&P Global, Inc. ......................... 2,214,153 711,296,651
SEI Investments Co. ....................... 595,732 32,348,248
T Rowe Price Group, Inc. ................... 1,270,786 134,906,642
1,818,884,147
a
Chemicals  — 0.8%
Celanese Corp. .......................... 561,740 53,994,449
LyondellBasell Industries NV, Class A ........... 1,258,165 96,186,714
150,181,163
a
Commercial Services & Supplies  — 0.9%
Cintas Corp. ............................ 201,397 86,107,287
Copart , Inc.
(a)(b)
.......................... 474,819 54,613,681
Rollins, Inc. ............................. 484,169 20,373,832
161,094,800
a
Communications Equipment  — 1.5%
Arista Networks, Inc.
(a)(b)
.................... 268,528 32,454,294
Cisco Systems, Inc. ....................... 4,972,194 225,886,773
258,341,067
a
Distributors  — 0.4%
Pool Corp.
(a)
............................ 228,769 69,598,393
a
Electric Utilities  — 1.5%
NRG Energy, Inc. ......................... 6,171,595 274,018,818
a
Electrical Equipment  — 0.1%
Generac Holdings, Inc.
(b)
.................... 124,649 14,448,066
a
Energy Equipment & Services  — 1.4%
Schlumberger Ltd. ........................ 4,931,361 256,578,713
a
Security Shares Value
a
Entertainment  — 1.7%
Activision Blizzard, Inc. ..................... 1,002,712 $ 72,997,434
Electronic Arts, Inc.
(a)
...................... 330,849 41,673,740
Netflix, Inc.
(a)(b)
........................... 579,823 169,238,737
Take-Two Interactive Software, Inc.
(b)
............ 214,288 25,388,842
309,298,753
a
Equity Real Estate Investment Trusts (REITs)  — 2.6%
AvalonBay Communities, Inc. ................ 164,640 28,831,757
Equity Residential ........................ 496,489 31,288,737
Essex Property Trust, Inc. ................... 71,526 15,895,938
Kimco Realty Corp. ....................... 705,828 15,090,603
Mid-America Apartment Communities, Inc. ........ 121,231 19,087,821
Prologis, Inc. ............................ 1,210,393 134,051,025
Public Storage ........................... 287,672 89,106,402
Realty Income Corp. ....................... 686,816 42,768,032
VICI Properties, Inc. ....................... 1,410,346 45,159,279
Weyerhaeuser Co. ........................ 1,208,751 37,386,668
458,666,262
a
Food & Staples Retailing  — 2.3%
Costco Wholesale Corp. .................... 793,056 397,717,584
a
Food Products  — 0.8%
Hershey Co. (The) ........................ 445,178 106,295,151
Tyson Foods, Inc., Class A .................. 476,883 32,594,953
138,890,104
a
Gas Utilities  — 1.4%
Atmos Energy Corp. ....................... 2,298,573 244,912,953
a
Health Care Equipment & Supplies  — 1.0%
ABIOMED, Inc.
(b)
......................... 55,062 13,880,029
Edwards Lifesciences Corp.
(b)
................ 943,680 68,350,742
Hologic , Inc.
(a)(b)
.......................... 323,684 21,945,775
IDEXX Laboratories, Inc.
(b)
................... 206,504 74,275,359
178,451,905
a
Health Care Providers & Services  — 0.4%
Cardinal Health, Inc. ....................... 370,567 28,126,035
Henry Schein, Inc.
(a)(b)
...................... 166,867 11,423,715
Quest Diagnostics, Inc.
(a)
.................... 160,619 23,072,919
62,622,669
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(b)
............... 180,321 30,283,109
a
Household Durables  — 1.7%
DR Horton, Inc. .......................... 1,625,892 124,998,577
Garmin Ltd. ............................. 710,555 62,557,262
NVR, Inc.
(b)
............................. 17,025 72,147,694
PulteGroup, Inc. ......................... 1,212,670 48,494,673
308,198,206
a
Household Products  — 0.2%
Church & Dwight Co., Inc. ................... 392,956 29,129,828
a
Industrial Conglomerates  — 0 .8%
3M Co. ................................ 1,144,078 143,913,572
a
Insurance  — 0.4%
Erie Indemnity Co., Class A, NVS
(a)
............. 114,969 29,548,183
Fidelity National Financial, Inc. ................ 1,170,506 46,094,526
75,642,709
a
Interactive Media & Services  — 5.0%
Alphabet, Inc., Class A
(b)
.................... 3,074,849 290,603,979
Alphabet, Inc., Class C, NVS
(b)
................ 2,904,310 274,921,985

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A
(b)
................ 3,455,752 $ 321,937,856
887,463,820
a
Internet & Direct Marketing Retail  — 0.3%
Etsy, Inc.
(a) (b)
............................ 518,734 48,714,310
a
IT Services  — 7.5%
Accenture PLC, Class A .................... 797,203 226,325,932
Automatic Data Processing, Inc. ............... 634,673 153,400,464
Jack Henry & Associates, Inc. ................ 87,352 17,388,289
Mastercard , Inc., Class A .................... 1,353,040 444,040,667
Paychex, Inc. ........................... 451,282 53,391,173
Visa, Inc., Class A
(a)
....................... 2,089,591 432,879,672
1,327,426,197
a
Life Sciences Tools & Services  — 0.5%
Agilent Technologies, Inc. ................... 392,251 54,267,926
West Pharmaceutical Services, Inc. ............ 116,611 26,832,191
81,100,117
a
Machinery  — 1.1%
Illinois Tool Works, Inc.
(a)
.................... 890,706 190,192,452
a
Media  — 0.3%
Fox Corp., Class A, NVS .................... 346,081 9,991,359
Fox Corp., Class B ........................ 162,362 4,416,246
Interpublic Group of Companies, Inc. (The) ....... 484,513 14,433,642
Omnicom Group, Inc. ...................... 265,314 19,301,594
48,142,841
a
Metals & Mining  — 1.6%
Cleveland-Cliffs, Inc.
(a)(b)
.................... 4,409,752 57,282,678
Nucor Corp.
(a)
........................... 1,168,720 153,546,434
Steel Dynamics, Inc. ....................... 827,690 77,844,245
288,673,357
a
Multiline Retail  — 2.3%
Target Corp. ............................ 2,518,495 413,662,804
a
Oil, Gas & Consumable Fuels  — 4.0%
Coterra Energy, Inc. ....................... 3,505,023 109,111,366
Devon Energy Corp. ....................... 2,490,560 192,644,816
Kinder Morgan, Inc., Class P ................. 8,326,983 150,884,932
Marathon Petroleum Corp. .................. 2,194,543 249,343,976
701,985,090
a
Personal Products  — 0.7%
Estee Lauder Companies, Inc. (The), Class A ...... 638,148 127,942,293
a
Pharmaceuticals  — 12.3%
Eli Lilly & Co. ........................... 1,726,241 625,054,604
Johnson & Johnson ....................... 4,044,118 703,555,209
Merck & Co., Inc. ......................... 3,658,841 370,274,709
Pfizer, Inc. ............................. 7,704,715 358,654,483
Zoetis, Inc., Class A ....................... 704,289 106,192,695
2,163,731,700
a
Professional Services  — 0.1%
Robert Half International, Inc. ................. 279,000 21,332,340
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(b)
................. 634,763 45,030,087
a
Road & Rail  — 0.3%
Old Dominion Freight Line, Inc. ............... 219,350 60,233,510
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 8.1%
Advanced Micro Devices, Inc.
(b)
............... 1,838,837 $ 110,440,550
Applied Materials, Inc. ..................... 1,336,205 117,973,539
Intel Corp. ............................. 4,323,047 122,904,226
KLA Corp. .............................. 256,933 81,306,448
Lam Research Corp. ...................... 231,640 93,763,239
Monolithic Power Systems, Inc.
(a)
.............. 47,788 16,221,637
NVIDIA Corp.
(a)
.......................... 3,040,292 410,348,211
QUALCOMM, Inc. ........................ 1,776,671 209,043,110
Skyworks Solutions, Inc. .................... 174,106 14,974,857
Teradyne, Inc. ........................... 222,433 18,094,925
Texas Instruments, Inc. ..................... 1,422,879 228,557,054
1,423,627,796
a
Software  — 5.5%
Adobe, Inc.
(b)
............................ 587,505 187,120,342
Cadence Design Systems, Inc.
(b)
.............. 323,454 48,967,701
Fortinet, Inc.
(b)
........................... 961,158 54,939,791
Intuit, Inc. .............................. 263,803 112,775,783
Microsoft Corp. .......................... 2,370,997 550,379,534
Paycom Software, Inc.
(a)(b)
................... 54,522 18,864,612
973,047,763
a
Specialty Retail  — 1.9%
Best Buy Co., Inc. ........................ 1,392,857 95,285,347
Tractor Supply Co. ........................ 523,009 114,941,688
Ulta Beauty, Inc.
(b)
........................ 285,541 119,747,329
329,974,364
a
Technology Hardware, Storage & Peripherals  — 3.8%
Apple, Inc. ............................. 4,369,830 670,069,732
a
Textiles, Apparel & Luxury Goods  — 4.4%
Lululemon Athletica , Inc.
(a)(b)
.................. 647,565 213,074,787
Nike, Inc., Class B
(a)
....................... 6,043,466 560,108,429
773,183,216
a
Trading Companies & Distributors  — 0.8%
Fastenal Co. ............................ 1,386,885 67,028,152
WW Grainger, Inc. ........................ 115,227 67,332,898
134,361,050
a
Total Long-Term Investments — 99.7%
(Cost: $18,627,462,439) .............................. 17,584,694,145
a
Short-Term Securities
Money Market Funds  —  1.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%
(c)(d)(e)
...................... 177,533,364 177,497,857
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.97%
(c)(d)
............................ 38,862,673 38,862,673
a
Total Short-Term Securities — 1.2%
(Cost: $216,363,650) ................................ 216,360,530
Total Investments — 100.9%
(Cost: $18,843,826,089) .............................. 17,801,054,675
Liabilities in Excess of Other Assets — (0.9)% ............... (162,812,341)
Net Assets — 100.0% ................................. $ 17,638,242,334
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 234,874,715  $ —  $ (57,290,969)
(a)
$ (27,619) $ (58,270) $ 177,497,857  177,533,364  $ 459,696
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 60,070,750  —  (21,208,077)
(a)
—  —  38,862,673  38,862,673  281,117  —
$ (27,619) $ (58,270)
$ 216,360,530
$ 740,813  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 254 12/16/22 $ 49,314 $ (985,368)

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Quality Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,584,694,145 $ — $ — $ 17,584,694,145
Short-Term Securities
Money Market Funds ...................................... 216,360,530 — — 216,360,530
$ 17,801,054,675 $ — $ — $ 17,801,054,675
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (985,368) $ — $ — $ (985,368)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares